Finance and other costs - Detailed Information about Finance and Other Costs (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Finance and other costs [Abstract]
Interest on borrowings other than convertible notes	₨ 51,118	$ 785	₨ 55,100	₨ 53,848
Foreign currency translation reserve reclassified from equity to profit and loss relating to subsidiaries under liquidation	81,315	1,249
Unwinding of discount on provisions	837	13	844	779
Net foreign exchange loss on foreign currency borrowings and creditors for capital expenditure	565	9	2,321	4,708
Bank charges	1,127	17	700	1,126
Others	9,704	149	9,325	5,051
Capitalisation of finance costs	(3,484)	(54)	(6,690)	(5,928)
Finance and other costs	₨ 141,182	$ 2,168	₨ 61,600	₨ 59,584